Stock-Based Compensation Plans - Nonqualified Stock Options, Assumptions and Other Disclosures (Details) - Nonqualified Stock Options - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Plans - Disclosures
Options granted (in shares)	0.0	0.0
Assumptions used to estimate fair value of stock options granted during period
Weighted-average expected volatility (as a percent)	0.00%	0.00%	34.20%
Weighted-average expected term	0 years	0 years	7 years
Weighted-average risk-free interest rate (as a percent)	0.00%	0.00%	1.20%
Weighted-average expected dividend yield (as a percent)	0.00%	0.00%	3.82%
Weighted-average estimated fair value of stock options granted (in dollars per share)	$ 0	$ 0	$ 15.67
Other nonqualified stock option disclosures
Unrecognized compensation costs	$ 0.1
Weighted-average service period over which unrecognized compensation costs will be recognized	2 months 12 days